Segmented Information - Schedule of external revenues are attributed by geographical location (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Revenue from digital currency mining	$ 209,608,646	$ 66,697,924
Canada [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	22,602,105
Sweden [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
Iceland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	0
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	0	624,475
Bermuda [Member]
Disclosure of operating segments [line items]
Revenue from digital currency mining	$ 209,608,646	$ 43,471,344